Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	$ 3,520,278	$ 3,503,304
Less: Accumulated depreciation	(3,162,368)	(3,069,627)
Property and equipment, net	357,910	433,677
Machinery & equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	2,010,033	2,009,888
Vehicles [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	153,996	153,996
Furniture and fixtures [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	184,487	167,658
Software [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	870,728	870,728
Leasehold Improvement [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	$ 301,034	$ 301,034